ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)				12 Months Ended
	Jun. 02, 2025 SGD ($) shares	May 23, 2025 $ / shares shares	Jul. 02, 2024 shares	Feb. 28, 2026 USD ($) shares	Feb. 28, 2026 SGD ($) shares	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2026 SGD ($)	Jun. 02, 2025 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from initial public offering	$ 17,250,000			$ 15,177,481	$ 19,178,265
Net loss				4,829,622	6,102,710	452,450	(33,348)
Net cash used in operating activities				12,524,113	$ 15,825,468	(428,469)	9,517
Cash and cash equivalents				$ 1,879,782		268,436		$ 2,375,293
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares public ofering		3,750,000	17,499,999	4,312,500	4,312,500
Net loss | $
IPO [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares public ofering		3,750,000
Public offering price per share | $ / shares		$ 4.00
Over-Allotment Option [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares public ofering	562,500
Public offering price per share | $ / shares									$ 4.00